FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of measurement basis of financial assets and liabilities [text block]	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		At fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Designated upon initial recognition £m	Available- for-sale £m	Loans and receivables £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	–	58,521	–	58,521
Items in the course of collection from banks	–	–	–	–	–	755	–	755
Trading and other financial assets at fair value through profit or loss	–	42,236	120,642	–	–	–	–	162,878
Derivative financial instruments	1,881	23,953	–	–	–	–	–	25,834
Loans and receivables:
Loans and advances to banks	–	–	–	–	6,611	–	–	6,611
Loans and advances to customers	–	–	–	–	472,498	–	–	472,498
Debt securities	–	–	–	–	3,643	–	–	3,643
	–	–	–	–	482,752	–	–	482,752
Available-for-sale financial assets	–	–	–	42,098	–	–	–	42,098
Total financial assets	1,881	66,189	120,642	42,098	482,752	59,276	–	772,838
Financial liabilities
Deposits from banks	–	–	–	–	–	29,804	–	29,804
Customer deposits	–	–	–	–	–	418,124	–	418,124
Items in course of transmission to banks	–	–	–	–	–	584	–	584
Trading and other financial liabilities at fair value through profit or loss	–	43,062	7,815	–	–	–	–	50,877
Derivative financial instruments	1,613	24,511	–	–	–	–	–	26,124
Notes in circulation	–	–	–	–	–	1,313	–	1,313
Debt securities in issue	–	–	–	–	–	72,450	–	72,450
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	103,413	103,413
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	15,447	15,447
Unallocated surplus within insurance businesses	–	–	–	–	–	–	390	390
Subordinated liabilities	–	–	–	–	–	17,922	–	17,922
Total financial liabilities	1,613	67,573	7,815	–	–	540,197	119,250	736,448
		At fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Designated upon initial recognition £m	Available- for-sale £m	Loans and receivables £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2016
Financial assets
Cash and balances at central banks	–	–	–	–	–	47,452	–	47,452
Items in the course of collection from banks	–	–	–	–	–	706	–	706
Trading and other financial assets at fair value through profit or loss	–	45,253	105,921	–	–	–	–	151,174
Derivative financial instruments	2,712	33,426	–	–	–	–	–	36,138
Loans and receivables:
Loans and advances to banks	–	–	–	–	26,902	–	–	26,902
Loans and advances to customers	–	–	–	–	457,958	–	–	457,958
Debt securities	–	–	–	–	3,397	–	–	3,397
	–	–	–	–	488,257	–	–	488,257
Available-for-sale financial assets	–	–	–	56,524	–	–	–	56,524
Total financial assets	2,712	78,679	105,921	56,524	488,257	48,158	–	780,251
Financial liabilities
Deposits from banks	–	–	–	–	–	16,384	–	16,384
Customer deposits	–	–	–	–	–	415,460	–	415,460
Items in course of transmission to banks	–	–	–	–	–	548	–	548
Trading and other financial liabilities at fair value through profit or loss	–	45,079	9,425	–	–	–	–	54,504
Derivative financial instruments	1,964	32,960	–	–	–	–	–	34,924
Notes in circulation	–	–	–	–	–	1,402	–	1,402
Debt securities in issue	–	–	–	–	–	76,314	–	76,314
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	94,390	94,390
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	20,112	20,112
Unallocated surplus within insurance businesses	–	–	–	–	–	–	243	243
Subordinated liabilities	–	–	–	–	–	19,831	–	19,831
Total financial liabilities	1,964	78,039	9,425	–	–	529,939	114,745	734,112

Disclosure of financial liabilities [text block]
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Trading and other financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	3	7,812	–	7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	381	–	381
Short positions in securities	1,106	197	–	1,303
	1,106	41,956	–	43,062
Total financial liabilities carried at fair value, excluding derivatives	1,109	49,768	–	50,877
At 31 December 2016
Trading and other financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	9,423	2	9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	42,067	–	42,067
Other deposits	–	530	–	530
Short positions in securities	2,417	65	–	2,482
	2,417	42,662	–	45,079
Total financial liabilities carried at fair value, excluding derivatives	2,417	52,085	2	54,504

Disclosure of significant adjustments to valuation obtained [text block]	The following table summarises the movement on this valuation adjustment account during 2016 and 2017:

	2017 £m	2016 £m
At 1 January	744	598
Income statement charge (credit)	(260)	163
Transfers	37	(17)
At 31 December	521	744

Represented by:

	2017 £m	2016 £m
Credit Valuation Adjustment	408	685
Debit Valuation Adjustment	(37)	(123)
Funding Valuation Adjustment	150	182
	521	744

Disclosure of fair value measurement of assets [text block]	The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-66). Loans and receivables are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Loans and receivables:
Loans and advances to customers: unimpaired	467,670	467,276	–	16,832	450,444
Loans and advances to customers: impaired	4,828	4,809	–	–	4,809
Loans and advances to customers	472,498	472,085	–	16,832	455,253
Loans and advances to banks	6,611	6,564	–	771	5,793
Debt securities	3,643	3,586	–	3,571	15
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	771	771	–	771	–
At 31 December 2016
Loans and receivables:
Loans and advances to customers: unimpaired	451,339	450,986	–	–	450,986
Loans and advances to customers: impaired	6,619	6,475	–	–	6,475
Loans and advances to customers	457,958	457,461	–	–	457,461
Loans and advances to banks	26,902	26,812	–	–	26,812
Debt securities	3,397	3,303	–	3,288	15
Reverse repos included in above amounts:
Loans and advances to customers	8,304	8,304	–	–	8,304
Loans and advances to banks	902	902	–	–	902

Disclosure of fair value measurement of liabilities [text block]	The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-66).

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Deposits from banks	29,804	29,798	–	29,798	–
Customer deposits	418,124	418,441	–	411,591	6,850
Debt securities in issue	72,450	75,756	–	75,756	–
Subordinated liabilities	17,922	21,398	–	21,398	–
Repos included in above amounts:
Deposits from banks	23,175	23,175	–	23,175	–
Customer deposits	2,638	2,638	–	2,638	–
At 31 December 2016
Deposits from banks	16,384	16,395	–	16,395	–
Customer deposits	415,460	416,490	–	408,571	7,919
Debt securities in issue	76,314	79,650	–	79,434	216
Subordinated liabilities	19,831	22,395	–	22,395	–
Repos included in above amounts:
Deposits from banks	7,279	7,279	–	7,279	–
Customer deposits	2,462	2,462	–	2,462	–

Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets held for trading [text block]
	2017			2016
	Trading and other financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Trading and other financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	3,806	894	4,700	5,116	684	5,800
Exchange and other adjustments	(1)	(24)	(25)	8	12	20
Gains recognised in the income statement within other income	202	–	202	437	–	437
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of available-for-sale financial assets	–	(117)	(117)	–	312	312
Purchases	774	41	815	833	258	1,091
Sales	(1,005)	(61)	(1,066)	(2,597)	(527)	(3,124)
Transfers into the level 3 portfolio	152	2	154	186	155	341
Transfers out of the level 3 portfolio	(242)	(39)	(281)	(177)	–	(177)
At 31 December	3,686	696	4,382	3,806	894	4,700
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	125	–	125	642	–	642

Disclosure of Movement in Level 3 Financial Liabilities [text block]
	2017 £m	2016 £m
At 1 January	2	1
Losses (gains) recognised in the income statement within other income	(2)	1
Redemptions	–	–
At 31 December	–	2
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	1

Disclosure of Level 3 Derivative Assets and Liabilities [text block]	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2017		2016
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	1,399	(960)	1,469	(723)
Exchange and other adjustments	24	(20)	74	(53)
Losses (gains) recognised in the income statement within other income	(208)	215	220	(299)
Purchases (additions)	103	(18)	24	(13)
(Sales) redemptions	(79)	53	(91)	128
Derecognised pursuant to tender offers and redemptions in respect of Enhanced Capital Notes	–	–	(476)	–
Transfers into the level 3 portfolio	33	(74)	216	–
Transfers out of the level 3 portfolio	(216)	–	(37)	–
At 31 December	1,056	(804)	1,399	(960)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(208)	213	284	(262)

Disclosure of Sensitivity of Level 3 Valuations [text block]
			At 31 December 2017			At 31 December 2016
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Trading and other financial assets at fair value through profit or loss
Debt securities	Discounted cash flows	Credit spreads (bps) (1bps/2bps)	11	–	–	29	5	(5)
Asset-backed securities	Lead manager or broker quote	n/a	–	–	–	59	–	–
Equity and venture capital investments	Market approach	Earnings multiple (0.9/14.4)	1,879	65	(65)	2,163	63	(68)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	50	5	(5)	54	2	(3)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	1,746	26	(76)	1,501	–	(32)
			3,686			3,806
Available-for-sale financial assets
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	92	–	(4)	133	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	604	83	(42)	761	48	(53)
Other	Various	n/a				–	–	–
			696			894
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (9%/94%)	1,056	11	(3)	1,399	(3)	(19)
			1,056			1,399
Level 3 financial assets carried at fair value			5,438			6,099
Trading and other financial liabilities at fair value through profit or loss			–	–	–	2	–	–
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (9%/94%)	804	–	–	960	–	–
			804			960
Level 3 financial liabilities carried at fair value			804			962

Recurring fair value measurement [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Derivatives by recurring fair value measurement [text block]	The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-66). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2017				2016
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	246	24,532	1,056	25,834	270	34,469	1,399	36,138
Derivative liabilities	(587)	(24,733)	(804)	(26,124)	(358)	(33,606)	(960)	(34,924)

Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets [text block]
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Trading and other financial assets at fair value through profit or loss
Loans and advances to customers	–	29,976	–	29,976
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	20,268	1,729	23	22,020
Other public sector securities	–	1,526	1	1,527
Bank and building society certificates of deposit	–	222	–	222
Asset-backed securities:
Mortgage-backed securities	3	348	49	400
Other asset-backed securities	5	229	787	1,021
Corporate and other debt securities	–	18,542	1,448	19,990
	20,276	22,596	2,308	45,180
Equity shares	84,694	18	1,378	86,090
Treasury and other bills	18	–	–	18
Total trading and other financial assets at fair value through profit or loss	104,988	54,204	3,686	162,878
Available-for-sale financial assets
Debt securities:
Government securities	34,534	174	–	34,708
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,156	–	1,156
Other asset-backed securities	–	163	92	255
Corporate and other debt securities	229	4,386	–	4,615
	34,763	6,046	92	40,901
Equity shares	555	38	604	1,197
Total available-for-sale financial assets	35,318	6,084	696	42,098
Total financial assets carried at fair value, excluding derivatives	140,306	60,288	4,382	204,976
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2016
Trading and other financial assets at fair value through profit or loss
Loans and advances to customers	–	30,473	–	30,473
Loans and advances to banks	–	2,606	–	2,606
Debt securities:
Government securities	24,959	1,773	–	26,732
Other public sector securities	–	1,279	46	1,325
Bank and building society certificates of deposit	–	244	–	244
Asset-backed securities:
Mortgage-backed securities	–	654	53	707
Other asset-backed securities	4	1,092	442	1,538
Corporate and other debt securities	112	17,968	1,752	19,832
	25,075	23,010	2,293	50,378
Equity shares	66,147	37	1,513	67,697
Treasury and other bills	20	–	–	20
Total trading and other financial assets at fair value through profit or loss	91,242	56,126	3,806	151,174
Available-for-sale financial assets
Debt securities:
Government securities	48,542	172	–	48,714
Bank and building society certificates of deposit	–	142	–	142
Asset-backed securities:
Mortgage-backed securities	–	108	–	108
Other asset-backed securities	–	184	133	317
Corporate and other debt securities	107	5,923	–	6,030
	48,649	6,529	133	55,311
Equity shares	435	17	761	1,213
Total available-for-sale financial assets	49,084	6,546	894	56,524
Total financial assets carried at fair value, excluding derivatives	140,326	62,672	4,700	207,698